Average Annual Total Returns - SA Small Cap Index Portfolio	Class 1 1 Year	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 Since Inception	Class 3 Inception Date	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	19.37%	11.19%	Feb. 06, 2017	19.07%	10.92%	Feb. 06, 2017	19.96%	11.18%